Significant accounting policies and changes (Details 1)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Deposits	$ 234,475		$ 425,830
Right Of Use Assets	1,943,252	$ 1,943,252	1,991,772	$ 1,991,772
Current Portion Of Lease Obligation	(532,936)	(532,936)	(687,991)	$ (687,991)
Long-term Lease Obligations		$ (935,185)	(1,401,847)
Deficit	$ 87,002,513		83,878,714
Adjustments
Deposits			100,730
Right Of Use Assets			423,658		$ 3,200,000
Current Portion Of Lease Obligation			(85,474)
Long-term Lease Obligations			(494,430)
Deficit			55,516
As Previously Reported
Deposits			526,560
Right Of Use Assets			2,415,430		$ 3,500,000
Current Portion Of Lease Obligation			(773,465)
Long-term Lease Obligations			(1,896,277)
Deficit			$ (83,934,230)